PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
PUBLIC OFFERING
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 110,000,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 10,000,000 Units, at $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3 — Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 100,000,000 Units (or 110,000,000 Units if the underwriters’ over-allotment option is exercised in full) at a price of  $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).